Average Annual Total Returns - Investor P - BLACKROCK LIFEPATH INDEX 2050 FUND - Investor P Shares	Apr. 30, 2021
Average Annual Return:
1 Year	8.65%
5 Years	10.57%
Since Inception	8.60%
Inception Date	May 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	8.17%
5 Years	9.82%
Since Inception	7.86%
Inception Date	May 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.28%
5 Years	8.13%
Since Inception	6.72%
Inception Date	May 31, 2011